Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 12,283
Assets:
Interest Rate Derivative Assets, at Fair Value		3,919
Total	32,587	3,919
Liabilities:
Interest rate derivative financial instruments	28,653	26,078
Total	28,653	26,078
Level 2 [Member]
Assets:
Interest Rate Derivative Assets, at Fair Value		3,919
Total	32,587	3,919
Liabilities:
Interest rate derivative financial instruments	28,653	26,078
Total	28,653	26,078
Investments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	12,283
Demand Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	20,304
Demand Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 20,304